ORGANIZATION, BUSINESS OPERATIONS AND PRESENTATION AND CONSOLIDATION - Narrative (Details) - shares	1 Months Ended	3 Months Ended
	Feb. 29, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
ORGANIZATION AND BUSINESS OPERATIONS
Common limited partner capital (in shares)		72,313,000	72,111,000
SMP Holdings | Contributed Entities
ORGANIZATION AND BUSINESS OPERATIONS
Percent of issued and outstanding membership interest	100.00%
SMP Holdings | OGC
ORGANIZATION AND BUSINESS OPERATIONS
Percentage of ownership interest	40.00%
Subsidiary of Summit Investments
ORGANIZATION AND BUSINESS OPERATIONS
Ownership interest				1.00%
Common units | Energy Capital Partners
ORGANIZATION AND BUSINESS OPERATIONS
Common limited partner capital (in shares)		5,915,827
Common units | SMP Holdings
ORGANIZATION AND BUSINESS OPERATIONS
Common limited partner capital (in shares)		25,854,581
General Partner
ORGANIZATION AND BUSINESS OPERATIONS
General partner interest		2.00%
General Partner | Summit Investments | Summit Midstream Partners, LP
ORGANIZATION AND BUSINESS OPERATIONS
General partner interest		2.00%